Summary of Significant Accounting Policies - Additional Information (Detail) ₨ in Millions		12 Months Ended
	Apr. 01, 2020 INR (₨)	Mar. 31, 2021 Segment	Mar. 31, 2020
Significant Accounting Policies [Line Items]
Reportable segments | Segment		3
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1		73.14
Impact of ASC 326 Adoption
Significant Accounting Policies [Line Items]
Increase decrease in retained earnings	₨ 62,480.4
Increase decrease in deferred tax asset	21,016.0
Loans and leases receivable, gross	₨ 83,496.4
Retail Loans | Personal Loans, Credit Card Receivables, Auto Loans, Commercial Vehicle and Construction Equipment Finance
Significant Accounting Policies [Line Items]
Loans charge off period			150 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period			720 days
Retail Loans | Retail Business Banking
Significant Accounting Policies [Line Items]
Loans charge off period			customer by customer basis
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights		20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period			150 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights		50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period			1083 days
HDFC Group [Member] | Minimum
Significant Accounting Policies [Line Items]
Percentage of voting rights in which bank consolidates subsidiary		50.00%